Consolidated statement of changes in equity (Parenthetical) - ₽ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of changes in equity
Dividends recognised as distributions to owners per share	₽ 36	₽ 80